Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gateway Capital Statutory Trust I [Member]
Schedule of trust preferred securities
Carrying Amount	5,413
Par Amount	8,428
Interest Rate	LIBOR + 3.10%
Gateway Capital Statutory Trust I [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Sep. 17, 2033
Gateway Capital Statutory Trust I [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Sep. 17, 2008
Gateway Capital Statutory Trust II [Member]
Schedule of trust preferred securities
Carrying Amount	4,444
Par Amount	7,217
Interest Rate	LIBOR + 2.65%
Gateway Capital Statutory Trust II [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jun. 17, 2034
Gateway Capital Statutory Trust II [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jul. 17, 2009
Gateway Capital Statutory Trust III [Member]
Schedule of trust preferred securities
Carrying Amount	7,919
Par Amount	15,464
Interest Rate	LIBOR + 1.50%
Gateway Capital Statutory Trust III [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	May 30, 2036
Gateway Capital Statutory Trust III [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	May 30, 2011
Gateway Capital Statutory Trust IV [Member]
Schedule of trust preferred securities
Carrying Amount	13,164
Par Amount	25,774
Interest Rate	LIBOR + 1.55%
Gateway Capital Statutory Trust IV [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jul. 30, 2037
Gateway Capital Statutory Trust IV [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jul. 30, 2012